Braddock Multi-Strategy Income Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Braddock Multi-Strategy Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 35 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Braddock Multi-Strategy Income Fund - USD ($)	Class A Shares		Class C Shares		Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	[1]	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none
Wire fee	$ 20.00		$ 20.00		$ 20.00
Overnight check delivery fee	25.00		25.00		25.00
Retirement account fees (annual maintenance fee)	$ 15.00		$ 15.00		$ 15.00
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Braddock Multi-Strategy Income Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management fees		1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Shareholder service fee		0.15%	0.15%	0.15%
All Other Expenses	[1]	0.44%	0.44%	0.44%
Other expenses		0.59%	0.59%	0.59%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		2.10%	2.85%	1.85%
Fees waiver and/or expenses reimbursements	[2]	(0.34%)	(0.34%)	(0.34%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.76%	2.51%	1.51%
[1]	"Other expenses" and "acquired fund fees and expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until April 30, 2017, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Braddock Multi-Strategy Income Fund - USD ($)	1 Year	3 Years
Class A Shares	744	1,164
Class C Shares	357	851
Institutional Class Shares	154	549

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years
Braddock Multi-Strategy Income Fund | Class C Shares | USD ($)	254	851

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund will pursue its investment strategy by investing primarily in asset-backed debt securities. Asset-backed debt securities represent interests in “pools” of mortgages or other assets, including securities backed by assets such as residential and commercial real estate, corporate debt, credit card and business receivables, student loans, personal and consumer loans and automobile loans. The Fund’s allocation of its assets among various asset classes within the asset-backed debt securities market will depend on the views of Braddock Financial LLC (the “Sub-advisor”), the Fund’s sub-advisor, as to the best value currently available in the market place. In selecting investments, the Sub-advisor will consider, among other things, maturity, yield and ratings information and opportunities for price appreciation and interest income.

Although the Fund’s allocation may be among various assets classes in the asset-backed debt securities market, the Fund’s investments are expected to focus on mortgage-related securities. Mortgage-related securities are backed by or provide exposure to mortgages, including private and government mortgage-backed securities. In particular, the Fund intends to focus its investment on residential mortgage backed securities (“RMBS”). Residential mortgage loans, a type of RMBS collateral, are generally classified into three categories based on the risk profile of the borrower and the property: (i) Prime, (ii) Alternative-A (“Alt-A”), and (iii) Subprime. Prime residential mortgage loans are extended to borrowers who, in the opinion of the lender, represent a relatively low risk profile through a strong credit history. Subprime loans are made to borrowers who the lender believes display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A loans are made to borrowers whose risk profile falls between Prime and Subprime. When selecting RMBS investments for the Fund, the Sub-advisor intends to focus on RMBS that are collateralized by pools of Prime or Alt-A mortgages and that are seasoned (i.e., have a history of timely payments). Mortgage loans may be either “agency” (i.e. government) or “non-agency” (i.e., private). Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are made by private companies rather than government sponsored enterprises (sometimes referred to as “private label paper”). Additional RMBS products include trusts backed by non-performing or re-performing mortgage loans and loans secured by single family rental properties. Re-performing residential mortgage loans, a type of RMBS collateral, are seasoned loans where the borrower was delinquent in payment and later resumed making payments on the mortgage. The borrower’s mortgage payment terms may or may not have been adjusted during their delinquency. Non-performing and re-performing mortgage loans derive their value from the sale of the underlying residential property and potentially from modified mortgage payments.

The Fund may also invest up to 15% of its net assets in illiquid securities, which may include certain collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed debt security typically collateralized predominately by pools of domestic and foreign senior secured corporate loans, including loans that may be rated below investment grade. Unsecured and subordinate securities may be included, but are typically limited to 5% to 15% of the pool. A CLO is an obligation of a trust. The trust creates a series of cash flow bonds, called tranches, which vary in risk and yield. The riskier portion is the residual, or “equity,” tranche, which bears some or all of the risk of default by the loans in the trust. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, the Fund may in certain circumstances characterize its investments in CLOs as illiquid.

In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may enter into reverse repurchase agreements, which are considered to be borrowings, to seek to enhance returns. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets.

In selecting securities for investment, the Sub-advisor favors investments that it believes are undervalued and will produce consistent returns in most interest rate environments. The Sub-advisor selects those securities for investment that it believes offer the best risk/return opportunity based on its analyses of a variety of factors including collateral quality, duration, structure, excess interest, credit support, potential for greater upside and less downside capture, liquidity, and market conditions. The Sub-advisor attempts to diversify the Fund’s investments geographically (i.e. by the location of the underlying mortgage properties) and, with respect to asset backed debt securities, among the loan servicing institutions. While there are no restrictions on the maturity of individual securities, the securities in the Fund's portfolio are expected to have an average duration of less than five years. The Fund does not limit its investments to a particular credit quality but expects to invest primarily in securities rated non-investment grade (also referred to as “junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”), or not rated. A NRSRO is a credit rating agency that rates the creditworthiness of a company or a financial product, such as a debt security or money market instrument.

The Sub-advisor employs a multi-level approach to asset selection and portfolio management. This method applies a set of analytical techniques and criteria, including evaluating each security on an individual basis and as a component of the Fund’s overall portfolio. The investment approach is comprised of 1) market analysis, 2) credit selection and 3) risk management. Market analysis concentrates on macro aspects of the RMBS and asset backed security sectors such as interest rates, liquidity, volatility, and other market metrics. Credit selection concentrates on the underlying loan level attributes of the target investments and how changes in loan level performance may affect each security’s cash flows, credit risk, and credit ratings. Risk management is a surveillance program utilizing scenario tests and time horizon analysis at both the portfolio and individual security level.

From time to time, the Sub-advisor may tactically utilize the following securities or instruments for hedging purposes, to attempt to enhance the portfolio’s return or to mitigate against certain risks, principally credit and interest rate risk: U.S. Treasury securities; investment companies, including exchange-traded funds (“ETFs”), that invest in fixed income securities; interest rate, total return, credit default, and synthetic swaps; interest rate and bond futures; and credit spread and interest rate options.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

• Management and Strategy Risk: The value of your investment depends on the judgment of the Sub-advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.

• Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Mortgage-Backed and Asset-Backed Debt Securities Risk: Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed debt securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. The Fund’s investments in other asset-backed debt securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

• Collateralized Loan Obligations Risk: The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. While CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk), the Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The redemption periods and terms will depend upon the CLO. Optional redemptions, if decided upon, may be directed by a majority of the holders of the subordinated notes. A redemption may also occur at the written direction of the CLO manager to the issuer and the trustee of the CLO. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayment in additional assets. Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt.

• Sector Focus Risk: Sector focus risk results from maintaining exposure to the performance of the asset-backed debt securities, including mortgage-related securities, in which the Fund invests. The focus of the Fund’s portfolio on a specific sector, such as in mortgage-related securities, may present more risks than if the portfolio were broadly diversified over numerous sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

• Real Estate Market Risk: The real estate sector may suffer and property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, employment, cultural or technological developments, fluctuations in rent schedules and operating expenses, unfavorable changes in applicable taxes, governmental regulations, zoning, building, environmental and other laws and interest rates, operating or development expenses, unexpected increases in the cost of energy and environmental factors and lack of available financing. The value of real estate company securities also may decline because of the failure of borrowers to pay their loans and poor property management.

• Credit Risk: If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the Fund’s investment could decline. If the Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparties.

• Interest Rate Risk: Interest rate risk is the possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. For example, the price of a security with a five-year duration would be expected to drop by approximately 5% in response to a 1% increase in interest rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

• Derivatives Risk: The Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; risks that the transactions may result in income that is not exempt from federal income tax; and risks that the transactions may not be liquid.

• Futures Risk: Use of futures contracts by the Fund may cause the value of the Fund's shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

• Options Risk: Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involved the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

• Swaps Risk: The Fund may enter into interest rate, total return, credit default, and synthetic swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

• Fixed Income Securities Risk: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

• High Yield (“Junk”) Bond Risk: High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

• Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

• Reverse Repurchase Agreements Risk: A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

• Exchange Traded Funds ("ETFs") Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

• Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

• Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

• Leverage Risk: The Fund may be leveraged as a result of borrowing or other investment techniques. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

• Non-Diversification Risk: The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The table shows the average annual total returns for each class of the Fund over time and compares these returns to the returns of the Barclays Aggregate Bond Index and the Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index, each a broad-based measure of market performance that has characteristics relevant to the Fund's investment strategies. Updated performance information is available at the Fund's website, www.libertystreetfunds.com. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced investment operations on December 31, 2015, after the conversion of a limited partnership account, Braddock Structured Opportunities Fund Series A, L.P., which commenced operations on July 31, 2009, (the "Predecessor Account"), into shares of the Fund. Information in the bar chart and the performance table below prior to December 31, 2015 are for the Predecessor Account. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account's performance may have been adversely affected. Braddock Financial LLC (formerly, "Braddock Financial Corporation") was the investment adviser to the Predecessor Account.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	9.65%	Quarter Ended 9/30/2012
Lowest Calendar Quarter Return at NAV	(0.34)%	Quarter Ended 12/31/2011

Average Annual Total Returns (for the Periods Ended December 31, 2015)
Average Annual Total Returns - Braddock Multi-Strategy Income Fund		1 Year	3 Years	5 Years	Since Inception	Inception Date
Institutional Class Shares		4.36%	7.28%	9.93%	11.61%	Jul. 31, 2009
Institutional Class Shares | Return After Taxes on Distributions	[1]	4.36%	7.28%	9.93%	11.61%	Jul. 31, 2009
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.47%	5.64%	7.88%	9.40%	Jul. 31, 2009
Class A Shares		(1.88%)	4.92%	8.36%	10.31%	Jul. 31, 2009
Class C Shares		2.32%	6.21%	8.83%	10.50%	Jul. 31, 2009
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	1.44%	3.25%	3.91%	Jul. 31, 2009
Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)		(4.55%)	1.64%	4.84%	8.30%	Jul. 31, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.